BALANCE SHEETS (Unaudited) - D Boral A R C Merger Corp [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current liabilities
Accrued expenses	$ 590	$ 590
Amount due to related party	10,000
Total current liabilities	10,590	590
Total liabilities	10,590	590
Stockholders’ Deficit
Common stock, $0.0001 par value; 100 shares authorized; 100 shares issued and outstanding
Additional paid-in capital	100	100
Accumulated deficit	(10,590)	(590)
Subscription receivable	(100)	(100)
Total Stockholders’ Deficit	(10,590)	(590)
Total Liabilities and Stockholders’ Deficit